Allowance for Credit Losses and Credit Quality - Schedule of Allowance for Loan Losses for Legacy and Acquired Loans, by Loan Portfolio (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financing Receivable, Allowance for Credit Losses
Allowance for loan losses at beginning of period	$ 144,719	$ 138,378	$ 130,131
Provision for (Reversal of) loan losses	51,111	44,424	30,908
Decrease in FDIC loss share receivable		(1,497)	(1,360)
Transfer of balance to OREO and other	934	(2,781)	(10,419)
Loans charged-off	(62,466)	(39,839)	(17,301)
Recoveries	6,593	6,034	6,419
Allowance for loan losses at end of period	140,891	144,719	138,378
Financing Receivable, Reserve For Unfunded Commitments
Reserve for unfunded commitments at beginning of period	11,241	14,145	11,801
Balance created in acquisition accounting	1,370	0	0
Provision for (Reversal of) unfunded commitments	597	(2,904)	2,344
Reserve for unfunded commitments at end of period	13,208	11,241	14,145
Allowance on loans individually evaluated for impairment	17,352	24,293	4,079
Allowance on loans collectively evaluated for impairment	89,655	84,214	90,255
Allowance on loans acquired with deteriorated credit quality	154,099	155,960	152,523
Loans, net of unearned income:
Loans, net of unearned income	20,078,181	15,064,971	14,327,428
Balance at end of period individually evaluated for impairment	238,127	302,780	67,984
Balance at end of period collectively evaluated for impairment	19,358,499	14,232,005	13,534,725
Commercial Loans | Real Estate
Financing Receivable, Allowance for Credit Losses
Allowance for loan losses at beginning of period	49,231	51,372	57,093
Provision for (Reversal of) loan losses	10,433	1,958	1,059
Decrease in FDIC loss share receivable		(34)	757
Transfer of balance to OREO and other	853	(868)	(6,849)
Loans charged-off	(7,433)	(4,338)	(2,806)
Recoveries	1,117	1,141	2,118
Allowance for loan losses at end of period	54,201	49,231	51,372
Financing Receivable, Reserve For Unfunded Commitments
Reserve for unfunded commitments at beginning of period	3,207	4,167	3,439
Balance created in acquisition accounting	253
Provision for (Reversal of) unfunded commitments	1,071	(960)	728
Reserve for unfunded commitments at end of period	4,531	3,207	4,167
Allowance on loans individually evaluated for impairment	1,588	1,378	1,287
Allowance on loans collectively evaluated for impairment	30,360	25,248	24,186
Loans, net of unearned income:
Loans, net of unearned income	8,938,230	6,846,549	6,125,927
Balance at end of period individually evaluated for impairment	91,785	61,006	29,578
Balance at end of period collectively evaluated for impairment	8,616,924	6,504,875	5,685,272
Commercial Loans | Commercial and industrial
Financing Receivable, Allowance for Credit Losses
Allowance for loan losses at beginning of period	60,939	49,355	33,328
Provision for (Reversal of) loan losses	31,891	32,296	17,423
Decrease in FDIC loss share receivable		(50)	(49)
Transfer of balance to OREO and other	(68)	(519)	(275)
Loans charged-off	(40,015)	(21,645)	(1,279)
Recoveries	1,169	1,502	207
Allowance for loan losses at end of period	53,916	60,939	49,355
Financing Receivable, Reserve For Unfunded Commitments
Reserve for unfunded commitments at beginning of period	4,537	6,106	5,260
Balance created in acquisition accounting	783
Provision for (Reversal of) unfunded commitments	(11)	(1,569)	846
Reserve for unfunded commitments at end of period	5,309	4,537	6,106
Allowance on loans individually evaluated for impairment	12,736	21,413	2,394
Allowance on loans collectively evaluated for impairment	38,944	37,206	44,080
Loans, net of unearned income:
Loans, net of unearned income	5,135,067	4,060,032	4,072,928
Balance at end of period individually evaluated for impairment	102,416	220,995	33,270
Balance at end of period collectively evaluated for impairment	5,001,505	3,806,305	3,987,665
Residential Mortgage
Financing Receivable, Allowance for Credit Losses
Allowance for loan losses at beginning of period	11,249	11,789	9,162
Provision for (Reversal of) loan losses	(2,206)	824	3,620
Decrease in FDIC loss share receivable		(1,090)	(235)
Transfer of balance to OREO and other	2	(141)	(491)
Loans charged-off	(365)	(313)	(362)
Recoveries	437	180	95
Allowance for loan losses at end of period	9,117	11,249	11,789
Financing Receivable, Reserve For Unfunded Commitments
Reserve for unfunded commitments at beginning of period	657	830	168
Balance created in acquisition accounting	327
Provision for (Reversal of) unfunded commitments	(429)	(173)	662
Reserve for unfunded commitments at end of period	555	657	830
Allowance on loans individually evaluated for impairment	172	144	1
Allowance on loans collectively evaluated for impairment	3,141	4,223	4,150
Loans, net of unearned income:
Loans, net of unearned income	3,056,352	1,267,400	1,195,319
Balance at end of period individually evaluated for impairment	6,749	4,312	70
Balance at end of period collectively evaluated for impairment	2,911,222	1,140,136	1,054,669
Consumer and Other Loans
Financing Receivable, Allowance for Credit Losses
Allowance for loan losses at beginning of period	23,300	25,862	30,548
Provision for (Reversal of) loan losses	10,993	9,346	8,806
Decrease in FDIC loss share receivable		(323)	(1,833)
Transfer of balance to OREO and other	147	(1,253)	(2,804)
Loans charged-off	(14,653)	(13,543)	(12,854)
Recoveries	3,870	3,211	3,999
Allowance for loan losses at end of period	23,657	23,300	25,862
Financing Receivable, Reserve For Unfunded Commitments
Reserve for unfunded commitments at beginning of period	2,840	3,042	2,934
Balance created in acquisition accounting	7
Provision for (Reversal of) unfunded commitments	(34)	(202)	108
Reserve for unfunded commitments at end of period	2,813	2,840	3,042
Allowance on loans individually evaluated for impairment	2,856	1,358	397
Allowance on loans collectively evaluated for impairment	17,210	17,537	17,839
Loans, net of unearned income:
Loans, net of unearned income	2,948,532	2,890,990	2,933,254
Balance at end of period individually evaluated for impairment	37,177	16,467	5,066
Balance at end of period collectively evaluated for impairment	2,828,848	2,780,689	2,807,119
Receivables Acquired with Deteriorated Credit Quality
Financing Receivable, Reserve For Unfunded Commitments
Allowance on loans acquired with deteriorated credit quality	33,884	36,212	44,044
Loans, net of unearned income:
Balance at end of period acquired with deteriorated credit quality	481,555	530,186	724,719
Receivables Acquired with Deteriorated Credit Quality | Commercial Loans | Real Estate
Financing Receivable, Reserve For Unfunded Commitments
Allowance on loans acquired with deteriorated credit quality	22,253	22,605	25,899
Loans, net of unearned income:
Balance at end of period acquired with deteriorated credit quality	229,521	280,668	411,077
Receivables Acquired with Deteriorated Credit Quality | Commercial Loans | Commercial and industrial
Financing Receivable, Reserve For Unfunded Commitments
Allowance on loans acquired with deteriorated credit quality	2,236	2,320	2,881
Loans, net of unearned income:
Balance at end of period acquired with deteriorated credit quality	31,146	32,732	51,993
Receivables Acquired with Deteriorated Credit Quality | Residential Mortgage
Financing Receivable, Reserve For Unfunded Commitments
Allowance on loans acquired with deteriorated credit quality	5,804	6,882	7,638
Loans, net of unearned income:
Balance at end of period acquired with deteriorated credit quality	138,381	122,952	140,580
Receivables Acquired with Deteriorated Credit Quality | Consumer and Other Loans
Financing Receivable, Reserve For Unfunded Commitments
Allowance on loans acquired with deteriorated credit quality	3,591	4,405	7,626
Loans, net of unearned income:
Balance at end of period acquired with deteriorated credit quality	$ 82,507	$ 93,834	$ 121,069